Borrowing Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Borrowing Arrangements
(7)	Borrowing Arrangements

Term Loan and Credit Facility with Financial Institution

In June 2020, the Company entered into a loan and security agreement with a financial institution where the Company drew down $4.0 million (the “Term Loan”) and secured up to $4.0 million in a revolving line of credit (the “Credit Facility”). During 2020, the Company drew down $1.6 million from the Credit Facility and repaid amount back in full. No other advances were drawn by the Company before it expired on June 3, 2021.

In conjunction with the issuance of the Term Loan, the Company issued the lender a warrant to purchase 182,500 shares of the Company’s common stock. The Company allocated the $4.0 million proceeds between the Term Loan and the common stock warrant on a relative fair value basis, recording $0.1 million for the common stock warrant in additional paid-in capital, with the offset to debt discount, on the condensed balance sheets. The common stock warrant is not remeasured in future periods as it meets the conditions for equity classification. For further details on the warrants issued in conjunction with the term loans discussed, see Note 10.

On June 23, 2021, the Company entered into an amended and restated loan and security agreement with the financial institution which expanded the Term Loan obligation from $4.0 million to $10.0 million, with the maturity date extended to September 1, 2022 and a loan commitment fee of $50 thousand. For the Term Loan the Company is required to make monthly interest only payments from January 2021 through December 2021, thereafter certain monthly principal plus interest payments for a period of 8 months beginning from January 2022 and a final payment of the balance principal and interest outstanding under the agreement in September 2022. The amended and restated term loan debt bears interest at the greater of (a) Wall Street Journal Prime plus 5.00%, floating or (b) 8.25% per annum.

In addition, the Company issued 109,080 warrants to the lender which are exercisable to purchase the Company’s common stock at $1.51. For further details on the warrants issued in conjunction with the term loan, see Note 10.

On October 14, 2021, the Company paid $10.3 million to settle the credit facility under the amended and restated loan and security agreement with Silicon Valley Bank including $0.3 million of interest.

Equipment Loan and Security Agreement

On January 29, 2021, the Company entered into an equipment loan and security agreement with SQN Venture Income Fund II, LP. The overall loan facility provides for a maximum borrowing capacity of $6.0 million consisting of two tranches, each tranche with a borrowing capacity up to $3.0 million.

On January 29, 2021, the Company drew down $3.0 million under the first tranche of the facility. The Company is required to make monthly payments for a period of 42 months on this tranche plus end of term payment fee of $0.2 million which is accreted to interest expense over the term of the agreement. The loan has a maturity date of July 2024. An additional $3.0 million can be drawn by the Company, provided that certain criteria are met, such as the Company not having defaulted on the first tranche and there having not been a material adverse change (as defined in the Loan Agreement) as of the date for the borrowing request. The loan facility is used for financing certain equipment purchases. The equipment financed through the loans serves as collateral for the loan.

The loan bears a cash interest of 8.95% per annum. Interest is payable on the first day of the month. If the loan is in default, it shall bear interest at a rate of an additional 5% per annum. The loan interest expense and discount amortization interest for the nine months ended September 30, 2022 was $0.1 million and $34 thousand, respectively. The Company was in compliance with the covenants as of September 30, 2022.

In conjunction with entering into the equipment loan and security agreement, the Company entered into a warrant agreement with the lender and issued 108,000 warrants exercisable for the Company’s Series C preferred stock at $0.94. For further details on the warrants issued in conjunction with the equipment loan and security agreement, see Note 10.

June 2021 Credit Facility

On June 23, 2021, the Company entered into the June 2021 Credit Facility with SQN Venture Income Fund II, LP. The June 2021 Credit Facility provides for a maximum borrowing capacity of $20.0 million consisting of two tranches, each tranche with a borrowing capacity of $10.0 million.

On June 23, 2021, the Company drew down $10.0 million of the facility. The Company is required to make monthly interest-only payments for a period of 18 months and thereafter, principal and interest outstanding under the agreement with a maturity date of December 2022. On August 13, 2021, the Company drew down the remaining $10.0 million. The second tranche has a maturity date of February 2023. The June 2021 Credit Facility is used for general working capital purposes. This loan bears a cash interest of 10% per annum. Interest is payable on the first day of the month. Additionally, this loan bears a Paid-in-Kind (PIK) interest of 2% per annum with PIK interest capitalized, compounded, and added to the principal balance monthly in arrears. The PIK interest becomes payable upon maturity. If the term loan is in default, it shall bear interest at an additional 5%. The Company paid a nonrefundable facility fee of $0.2 million.

In conjunction with entering into the June 2021 Credit Facility, the Company entered into a warrant agreement with the lender and issued 533,333 warrants exercisable for the Company’s common stock at $1.51. For further details on the warrants issued in conjunction with the June 2021 Credit Facility, see Note 10.

Loan and Security Agreement

On October 13, 2021, the Company entered into the LSA with Structural Capital Investments III, LP, Series Structural DCO II, a series of Structural Capital DCO, LLC, SQN Tempo Automation, LLC, SQN Venture Income Fund II, LP, and Ocean II PLO LLC. The LSA replaced the June 2021 Credit Facility, providing for maximum borrowing capacity of $150.0 million consisting of four tranches. Per the LSA, borrowings of $20.0 million from tranches 1 and 2 from the June 2021 Credit Facility were replaced by a new tranche 1 in the amount of $20.0 million. Borrowing capacity for tranche 2 is $20.0 million which shall be available to draw by the Company upon sooner of the de-SPAC with ACE or closing of the acquisition with Whizz. Borrowing capacity for tranche 3 and tranche 4 of the LSA is $40.0 million, and $70.0 million, respectively, which shall be available to draw by the Company upon the de-SPAC with ACE, subject to lender approval. The tranches have an earliest expiration date of December 23, 2022.

The termination of the June 2021 Credit Facility and subsequent borrowings under tranche 1 of the LSA was accounted for as a partial extinguishment of debt. Specifically, upon entering into the LSA, the Company became indebted to a new lender in the amount of $6.0 million, while $14.0 million of obligations are due to the same lender group party to the June 2021 Credit Facility. The $6.0 million was reflected as a debt repayment with the old lender and was accounted for as an extinguishment of debt. Accordingly, the Company recorded a loss on extinguishment of $0.3 million related to the write off of unamortized debt discount. The Company also evaluated the $14.0 million of debt outstanding with continuing lenders and concluded the transaction should be treated as a modification of debt.

Borrowings under tranches 2, 3 and 4 of the LSA bear interest equal to the greater of (i) 10.5%, and (ii) 7.25% plus the prime rate then in effect, provided however, for all advances made after the occurrence of the public trading trigger, a per annum rate of interest equal to the greater of (i) 9.5%, and (ii) 6.25% plus the prime rate then in effect shall apply. Borrowings under tranche 1 bear interest equal to 10%. In addition, interest will accrue at an additional 2% per annum rate on the outstanding borrowing made under the tranche 1, which shall be capitalized and be compounded and added to the principal balance of the Tranche 1 Loan monthly in advance on the next monthly payment date.

For borrowings made pursuant to the LSA, the Company is further committed to a fee in an amount sufficient, if needed, to increase the lender’s minimum return to 1.20:1.00 if payable on or before the first anniversary of such borrowing, 1.30:1.00 if payable after the first anniversary of such borrowing but on or before the second anniversary of such borrowing, 1:35:1.00 if payable after the second anniversary of such borrowing but on or before the third anniversary of such borrowing, or 1.40:1.00 if payable after the third anniversary of such borrowing.

On January 11, 2022, the Company entered into the first amendment to the LSA to convert $10.0 million of availability under the tranche 2 loan to the tranche 1 loan. This amendment expanded the tranche 1 from $20.0 million to $30.0 million and reduced the tranche 2 loan from $20.0 million to $10.0 million. For the original $20.0 million borrowed under tranche 1, the maturity date is December 23, 2022 and the $10.0 million borrowed under the expanded portion of tranche 1 provides for a maturity date of February 12, 2023.

On May 1, 2022, the Company was in breach of its covenants under the LSA. As a result, the Company recorded $0.3 million of default interest expense in the Company’s condensed statement of operations during the nine months ended September 30, 2022. As of September 30, 2022, the Company was in breach of its covenants under the LSA and the debt including all interest due through maturity, is callable by the lender.

On January 20, 2022, in conjunction with the LSA, the Company entered into warrant agreements with the various lenders involved under the LSA to issue a certain number of warrants to purchase Series C preferred stock based on the percentage of each tranche borrowing exercisable for the Company’s Series C preferred stock at the lowest of (i) $2.82 per share, (ii) the lowest price per share the Company receives for a share of the Series C preferred stock, and (iii) the lowest price the Company receives for a share of future round of preferred stock, see Note 10.

On August 25, 2022, Tempo entered into an August 2022 Bridge Note Agreement (as defined in Note 8 below) with the lenders under the LSA (collectively, the “Initial Bridge Investors”), pursuant to which Tempo agreed to issue a $3.6 million note (“LSA Convertible Note”) which is comprised of accrued interest, PIK interest and future interest from August 2022 through maturity of the LSA. The fair value of the LSA Convertible Note was $13.1 million as of September 30, 2022.

The following table sets forth the net carrying amount of borrowings as on September 30, 2022 (in thousands):

	Loan Payable,	Loan Payable,
	Current	Noncurrent	Total
SQN Equipment Loan	$852	$880	940
LSA Term Loan	28,641	—	28,641
LSA Convertible Note (fair value)	13,052	—	13,052
Total loan payable	$42,545	$880	43,425

SQN Equipment Loan

As of September 30, 2022
Total notes payable	$1,688
Add: accretion of final interest payable	93
Less: loan payable, current	(852)
Less: unamortized debt discount	(49)
Total loan payable, noncurrent	$880

LSA Term Loan

As of September 30, 2022
Total notes payable	$30,000
Less: unamortized debt discount	(1,359)
Total loan payable, current	$28,641

LSA Convertible Note

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	12,903
Change in fair value	149
Balance, September 30, 2022	$13,052

The Company measures the LSA Convertible Note at fair value based on significant inputs not observable in the market, which caused it to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the LSA Convertible Note related to updated assumptions and estimates were recognized as change in fair value of debt within the condensed statements of operations.

In determining the fair value of the LSA Convertible Note as of September 30, 2022, the Company applied the probability-weighted expected return method (“PWERM”). The PWERM determines the value of an instrument based upon an analysis of future values for the potential instrument payouts under different future outcomes. The instrument value is based upon the present value of the probability of each future outcome becoming available to the instrument holders, and the rights of each security. Utilizing the

PWERM, the Company assessed the probability that the related party borrowings would be converted to common stock through the consummation of a SPAC transaction or as a result of a Qualified Financing. Additional inputs used in applying the PWERM were: i) the expected timing of the conversion, ii) the amount subject to equity conversion, the sum of the notes’ principal and unpaid accrued interest, iii) the contractual conversion price adjustment, and iv) the discount rate.

September 30, 2022
Expected term	0.15 years
Discount rate	20.00%
Probability of Qualified Financing	90.00%

	As of December 31, 2021
			SQN
	LSA	LSA	Equipment
	Tranche 1.1	Tranche 1.2	Loan	Total
Total notes payable	$10,000	$10,000	$2,302	$22,302
Add: accretion of final interest payable	108	79	56	243
Less: loan payable, current	(9,702)	—	(784)	(10,486)
Less: unamortized debt discount	(406)	(218)	(84)	(708)
Total loan payable, noncurrent	$—	$9,861	$1,490	$11,351

The notes payable future principal payments are as follows during the years noted (in thousands):

As of
September 30, 2022
2022 (remaining)	$20,214
2023	14,496
2024	567
Total future principal payments	$35,277

(10)	Borrowing Arrangements

Term Loan and Credit Facility with Financial Institution

In June 2020, the Company entered into a loan and security agreement with a financial institution where the Company drew down $4.0 million (the “Term Loan”) and secured up to $4.0 million in a revolving line of credit (the “Credit Facility”). During 2020, the Company drew down $1.6 million from the Credit Facility and repaid amount back in full. As of December 31, 2020, the Company did not have any outstanding balance from the Credit Facility and subsequently, no other advances were drawn by the Company before it expired on June 3, 2021.

In conjunction with the issuance of the Term Loan, the Company issued the lender a warrant to purchase 182,500 shares of the Company’s common stock. The Company allocated the $4.0 million proceeds between the Term Loan and the common stock warrant on a relative fair value basis, recording $0.1 million for the common stock warrant in additional paid-in capital, with the offset to debt discount, on the balance sheets. The common stock warrant is not remeasured in future periods as it meets the conditions for equity classification. For further details on the warrants issued in conjunction with the term loans discussed, see Note 13.

On June 23, 2021, the Company entered into an amended and restated loan and security agreement with the financial institution which expanded the Term Loan obligation from $4.0 million to $10.0 million, with the maturity date extended to September 1, 2022 and a loan commitment fee of $50 thousand. For the Term Loan the Company is required to make monthly interest only payments from January 2021 through December 2021, thereafter certain monthly principal plus interest payments for a period of 8 months beginning from January 2022 and a final payment of the balance principal and interest outstanding under the agreement in September 2022. The amended and restated term loan debt bears interest at the greater of (a) Wall Street Journal Prime plus 5.00%, floating or (b) 8.25% per annum.

In addition, the Company issued 109,080 warrants to the lender which are exercisable to purchase the Company's common stock at $1.51. For further details on the warrants issued in conjunction with the term loan, see Note 13.

On October 14, 2021, the Company paid $10.3 million to settle the credit facility under the amended and restated loan and security agreement with Silicon Valley Bank including $0.3 million of interest and final payment reflected in interest expense section in the statement of operations.

Equipment Loan and Security Agreement

On January 29, 2021, the Company entered into an equipment loan and security agreement with SQN Venture Income Fund II, LP. The overall loan facility provides for a maximum borrowing capacity of $6.0 million consisting of two tranches, each tranche with a borrowing capacity up to $3.0 million.

On January 29, 2021, the Company drew down $3.0 million under the first tranche of the facility. The Company is required to make monthly payments for a period of 42 months on this tranche plus end of term payment fee of $0.2 million which is accreted to interest expense over the term of the agreement. The loan has a maturity date of July 2024. An additional $3.0 million can be drawn by the Company, provided that certain criteria are met, such as the Company not having defaulted on the first tranche and there having not been a material adverse change (as defined in the Loan Agreement) as of the date for the borrowing request. The loan facility is used for financing certain equipment purchases. The equipment financed through the loans serves as collateral for the loan.

The loan bears a cash interest of 8.95% per annum. Interest is payable on the first day of the month. If the loan is in default, it shall bear interest at a rate of an additional 5% per annum. The loan interest expense and discount amortization interest for year ended December 31, 2021 were $0.2 million and $46 thousand, respectively.

In conjunction with entering into the equipment loan and security agreement, the Company entered into a warrant agreement with the lender and issued 108,000 warrants exercisable for the Company's Series C preferred stock at $0.94. For further details on the warrants in conjunction with the equipment loan and security agreement, see Note 13.

Paycheck Protection Program Loan

In May 2020, the Company was granted a loan under the Paycheck Protection Program offered by the Small Business Administration (“SBA”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), section 7(a)(36) of the Small Business Act for $2.5 million. The loan is evidenced by a promissory note and bears interest at 1% with no principal payments for the first 6 months. Monthly payments of principal and interest of approximately $0.1 million begin in December 2020, subject to deferral as the Company has applied for debt forgiveness, and continue through maturity in May 2022, if required. The loan is subject to partial or full forgiveness if the Company uses all proceeds for eligible purposes; maintains certain employment levels; and maintains certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations, and guidance. For the years ended December 31, 2021 and 2020, interest expense recognized on the PPP loan was immaterial.

The Company applied for forgiveness of the PPP loan and was notified that the entire $2.5 million PPP loan was forgiven in August 2021. Loan forgiveness of $2.5 million is reflected in other income and expense section in the statement of operations. Even though the PPP loan was forgiven, it remains subject to audit by the SBA.

June 2021 Credit Facility

On June 23, 2021, the Company entered into the June 2021 Credit Facility with SQN Venture Income Fund II, LP. The June 2021 Credit Facility provides for a maximum borrowing capacity of $20.0 million consisting of two tranches, each tranche with a borrowing capacity of $10.0 million.

On June 23, 2021, the Company drew down $10.0 million of the facility. The Company is required to make monthly interest-only payments for a period of 18 months and thereafter, principal and interest outstanding under the agreement with a maturity date of December 2022. On August 13, 2021, the Company drew down the remaining $10.0 million. The second tranche has a maturity date of February 2023. The June 2021 Credit Facility is used for general working capital purposes. This loan bears a cash interest of 10% per annum. Interest is payable on the first day of the month. Additionally, this loan bears a Paid-in-Kind (PIK) interest of 2% per annum with PIK interest capitalized, compounded, and added to the principal balance monthly in arrears. The PIK interest becomes payable upon maturity. If the term loan is in default, it shall bear interest at an additional 5%. The Company paid a nonrefundable facility fee of $0.2 million.

In conjunction with entering into the June 2021 Credit Facility, the Company entered into a warrant agreement with the lender and issued 533,333 warrants exercisable for the Company’s common stock at $1.51. For further details on the warrants issued in conjunction with the June 2021 Credit Facility, see Note 13.

Loan and Security Agreement

On October 13, 2021, the Company entered into a Loan and Security Agreement with Structural Capital Investments III, LP, Series Structural DCO II, a series of Structural Capital DCO, LLC, SQN Tempo Automation, LLC, SQN Venture Income Fund II, LP, and Ocean II PLO LLC. The Loan and Security Agreement replaced the June 2021 Credit Facility, providing for maximum borrowing capacity of $150.0 million consisting of four tranches. Per the Loan and Security Agreement, borrowings of $20.0 million from tranches 1 and 2 from the June 2021 Credit Facility were replaced by a new tranche 1 in the amount of $20.0 million. Borrowing capacity for tranche 2, tranche 3 and tranche 4 of the Loan and Security Agreement is $20.0 million, $40.0 million, and $70.0 million, respectively, which shall be available to draw by the Company upon sooner of the de-SPAC with ACE or closing of the acquisition with Whizz. The loans have an earliest expiration date of December 23, 2022.

The termination of the June 2021 Credit Facility and subsequent borrowings under tranche 1 of the Loan and Security Agreement was accounted for as a partial extinguishment of debt. Specifically, upon entering into the Loan and Security Agreement, the Company became indebted to a new lender in the amount of $6.0 million, while $14.0 million of obligations are due to the same lender group party to the June 2021 Credit Facility. The $6.0 million was reflected as a debt repayment with the old lender and was accounted for as an extinguishment of debt. Accordingly, the Company recorded a loss on extinguishment of $0.3 million related to the write off of unamortized debt discount. The extinguishment of $6.0 million with the old lender and subsequent borrowings of $6.0 million from the new lender did not involve the receipt or constructive receipt of cash and accordingly has been reflected as noncash financing activities in the statement of cash flows during the year ended December 31, 2021. The Company also evaluated the $14.0 million of debt outstanding with continuing lenders and concluded the transaction should be treated as a modification of debt.

Borrowings under the Loan and Security Agreement bear interest equal to the greater of (i) 10.5%, and (ii) 7.25% plus the prime rate then in effect, provided however, for all advances made after the occurrence of the public trading trigger, a per annum rate of interest equal to the greater of (i) 9.5%, and (ii) 6.25% plus the prime rate then in effect shall apply.

The Company’s notes payable balances were as follows (in thousands):

	As of December 31, 2021
	SQN	SQN
	Term	Term	SQN
	Loan	Loan	Equipment
	Tranche 1	Tranche 2	Loan	Total
Total notes payable	$10,000	$10,000	$2,302	$22,302
Add: accretion of final interest payable	108	79	56	243
Less: loan payable, current	(9,702)	—	(784)	(10,486)
Less: unamortized debt discount	(406)	(218)	(84)	(708)
Total loan payable, noncurrent	$—	$9,861	$1,490	$11,351

	As of December 31, 2020
		SVB Term
	PPP Loan	Loan	Total
Total notes payable	$2,500	$4,000	$6,500
Less: loan payable, current	(972)	(1,006)	(1,978)
Less: unamortized debt discount	—	(104)	(104)
Total loan payable, noncurrent	$1,528	$2,890	$4,418

The notes payable future principal payments are as follows during the years noted (in thousands):

As of
December 31, 2021
2022	$10,829
2023	10,906
2024	567
Total future principal payments	$22,302